Deferred Income (Tables)	9 Months Ended
Sep. 30, 2023
Deferred Income [Abstarct]
Schedule of Deferred Income	Deferred income consist of the following (in thousands):
	September 30,	December 31,
	2023	2022
Deferred income	5,883	4,954
Total	5,883	4,954